Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2025 Portfolio℠
September 30, 2024
VIPF2025-NPRT3-1124
1.822350.119
Bond Funds - 44.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,541,946	51,983,453
Fidelity International Bond Index Fund (a)	1,290,107	12,127,005
Fidelity Long-Term Treasury Bond Index Fund (a)	2,546,336	25,819,847
VIP High Income Portfolio - Initial Class (a)	1,376,022	6,852,588
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,858,191	87,784,677
TOTAL BOND FUNDS (Cost $188,129,101)		184,567,570

Domestic Equity Funds - 28.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	329,406	20,689,976
VIP Equity-Income Portfolio - Initial Class (a)	570,727	16,716,608
VIP Growth & Income Portfolio - Initial Class (a)	707,506	23,022,238
VIP Growth Portfolio - Initial Class (a)	292,570	34,283,365
VIP Mid Cap Portfolio - Initial Class (a)	124,790	5,271,110
VIP Value Portfolio - Initial Class (a)	556,056	11,688,290
VIP Value Strategies Portfolio - Initial Class (a)	319,056	5,784,478
TOTAL DOMESTIC EQUITY FUNDS (Cost $61,901,190)		117,456,065

International Equity Funds - 27.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,137,512	39,658,148
VIP Overseas Portfolio - Initial Class (a)	2,472,553	73,063,945
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $80,450,275)		112,722,093

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $330,480,566)	414,745,728
NET OTHER ASSETS (LIABILITIES) - 0.0%	(40,287)
NET ASSETS - 100.0%	414,705,441

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	45,960,157	12,872,555	8,707,849	560,377	(132,325)	1,990,915	51,983,453
Fidelity International Bond Index Fund	13,026,169	3,016,735	4,174,330	166,596	(141,533)	399,964	12,127,005
Fidelity Long-Term Treasury Bond Index Fund	21,236,859	12,676,809	8,426,287	624,779	(811,765)	1,144,231	25,819,847
VIP Contrafund Portfolio - Initial Class	17,851,037	4,054,026	6,018,278	68,830	645,989	4,157,202	20,689,976
VIP Emerging Markets Portfolio - Initial Class	34,002,026	9,883,500	10,630,574	28,061	260,161	6,143,035	39,658,148
VIP Equity-Income Portfolio - Initial Class	14,475,187	4,108,934	4,459,600	77,796	119,327	2,472,760	16,716,608
VIP Government Money Market Portfolio - Initial Class	-	747,745	747,745	3,210	-	-	-
VIP Growth & Income Portfolio - Initial Class	19,898,021	4,721,320	5,515,765	128,467	173,098	3,745,564	23,022,238
VIP Growth Portfolio - Initial Class	29,563,106	6,717,828	9,151,474	422,229	812,458	6,341,447	34,283,365
VIP High Income Portfolio - Initial Class	6,341,779	1,254,469	1,257,195	2,600	(15,545)	529,080	6,852,588
VIP Investment Grade Bond II Portfolio - Initial Class	95,810,293	18,673,698	30,525,790	55,110	(794,312)	4,620,788	87,784,677
VIP Mid Cap Portfolio - Initial Class	4,530,824	1,371,553	1,379,795	81,117	62,216	686,312	5,271,110
VIP Overseas Portfolio - Initial Class	65,800,781	13,937,630	15,751,143	239,607	232,786	8,843,891	73,063,945
VIP Value Portfolio - Initial Class	10,096,260	3,324,924	2,850,889	209,594	79,798	1,038,197	11,688,290
VIP Value Strategies Portfolio - Initial Class	4,996,294	1,779,905	1,534,266	67,665	47,537	495,008	5,784,478
	383,588,793	99,141,631	111,130,980	2,736,038	537,890	42,608,394	414,745,728

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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